Disposal group held for sale and disposal of subsidiaries (Tables)	12 Months Ended
Mar. 31, 2022
Solar Energy and its Subsidiaries and Shekhawati Solar Park Private Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Schedule of portfolio companies transferred under arrangement	Following wholly owned subsidiaries under ReNew Solar were proposed to be sold:

(i) Renew Distributed Solar Services Private Limited	(xi) Renew Sun Ability Private Limited
(ii) Renew Distributed Solar Energy Private Limited	(xii) ReNew Mega Light Private Limited
(iii) Renew Distributed Solar Power Private Limited	(xiii) Renew Sun Flash Private Limited
(iv) Renew Surya Prakash Private Limited	(xiv) Renew Mega Urja Private Limited
(v) Renew Saur Vidyut Private Limited	(xv) Renew Mega Spark Private Limited
(vi) ReNew Energy Services Private Limited	(xvi) Renew Green Energy Private Limited
(vii) ReNew Solar Sun Flame Private Limited	(xvii) Renew Green Power Private Limited
(viii) Renew Solar Daylight Energy Private Limited	(xviii) Renew Green Solutions Private Limited
(ix) Zorya Distributed Power Services Private Limited	(xix) Renew Mega Green Private Limited
(x) Renew Clean Tech Private Limited	(xx) Renew Surya Mitra Private Limited

Details of assets and liabilities at the date of disposal
(c)
(i) Details of assets and liabilities at the date of disposal

Particulars		Solar Energy and its subsidiaries	Shekhawati Solar Park Private Limited
		(INR)	(INR)
Date of loss of control		January 18, 2022	March 29, 2022
Assets
Property, plant and equipment		5,335	1
Intangible assets		7	—
Trade receivables		310	—
Bank balances other than cash and cash equivalents		640	3
Cash and cash equivalents		664	11
Deferred tax assets (net)		30	—
Other non-current assets		1	5
Other current financial assets		244	0
Other current assets		262	—
Non-current tax assets (net)		80	—
Other assets		6	0
Total assets	(a)	7,579	20

Particulars		Solar Energy and its subsidiaries	Shekhawati Solar Park Private Limited
		(INR)	(INR)
Liabilities
Interest-bearing loans and borrowings		1,238	—
Deferred government grant - non-current		476	—
Deferred government grant - current		25	—
Others current financial liabilities		55	—
Deferred tax liabilities (net)		37	—
Trade payables		66	4
Other non-current liabilities		13	—
Current tax liabilities (net)		15	—
Total liabilities	(b)	1,925	4

Non controlling interest	(c)	15	—

Net assets sold	(d) = (a) - (b) - (c)	5,639	16

(ii) Disposal group held for sale		Two solar rooftop projects
Assets
Property, plant and equipment (excluding impairment loss of INR 88)	(e)	181	—
Total assets	(f) = (d) + (e)	5,820	16

Total liabilities	(g)	—	—
Net assets	(h) = (f) - (g)	5,820	16
Total consideration	(i)	6,047	3
Total gain / (loss)	(i) - (h)	227	(13)

Consideration satisfied by:
Cash and cash equivalents		5,437	3
Deferred consideration receivable		610	—
		6,047	3

Schedule of results of disposal of subsidiary included in statement of profit or loss
(d)
The results of ReNew Solar Energy Private Limited and its subsidiaries and Shekhawati Solar Park Private Limited included in statement of profit or loss were as follows:

	For the year ended March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Income	698	709	9
Expenses	(516)	(487)	(6)
Loss before tax	182	222	3
Income tax (expense) / income	8	(19)	(0)
Loss for the year	190	203	3

Schedule of impact on cash flow statement on disposal of subsidiary
(e)
Impact on cash flow statement

During the year ended March 31, 2022, Solar Energy and its subsidiaries and Shekhawati Solar Park Private Limited contributed INR 564 (March 31, 2021: INR 563) to the Group’s operating cash flows, used INR 55 (March 31, 2021: INR 1,116) in respect of investing activities and contributed INR 33 (March 31, 2021: INR 135) in respect of financing activities.

Net cash inflow arising on disposal:	(INR)
Consideration received in cash and cash equivalents	5,440
Less: cash and cash equivalents disposed	(675)
4,765

Adyah Solar Energy Private Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Details of assets and liabilities at the date of disposal
a)
Assets and liabilities of Adyah Solar at the date of disposal

Particulars		As at February 15, 2021
Assets		(INR)
Property, plant and equipment		14,383
Right of use assets		1,571
Trade receivables		621
Bank balances other than cash and cash equivalents		392
Cash and cash equivalents		16
Other non-current assets		10
Prepayments (non-current)		37
Other current financial assets		2
Other current assets		25
Total assets	(a)	17,057

Liabilities
Interest-bearing loans and borrowings		10,336
Others non-current financial liabilities		596
Long term provisions		100
Others current financial liabilities		48
Other current liabilities		20
Total liabilities	(b)	11,100

Net assets sold	(c) = (a) - (b)	5,957
Total consideration	(d)	5,549
Total impairment loss on assets of disposal group held for sale (presented under other expenses in statement of profit or loss)	(c) - (d)	408

Consideration satisfied by:
Cash and cash equivalents		3,613
Deferred consideration receivable		1,936
		5,549

Schedule of results of disposal of subsidiary included in statement of profit or loss
b)
The results of Adyah Solar included in statement of profit or loss were as follows:

	For the year ended March 31,
	2021	2020
	(INR)	(INR)
Income	2,372	1,998
Expenses	(2,718)	(2,563)
Loss before tax	(346)	(565)
Income tax expense	229	113
Loss for the year	(117)	(452)

Schedule of impact on cash flow statement on disposal of subsidiary
c)
Impact on cash flow statement

During the year ended March 31, 2021, Adyah Solar contributed INR 1,120 (March 31, 2020: INR 1,061) to the Group’s net operating cash flows, INR 206 (March 31, 2020: paid INR 2,770) in respect of investing activities and paid INR 1,354 (March 31, 2020: contributed INR 1,727) in respect of financing activities.

Net cash inflow arising on disposal:	(INR)
Consideration received in cash and cash equivalents	3,613
Less: cash and cash equivalents disposed	(16)
3,597